UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


 /s/ Yedi Wong                San Francisco, CA               February 14, 2013
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $726,586
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
APPLE INC                    COM              037833100   21,287      40,000   SH          SOLE     NONE     40,000
AVIS BUDGET GROUP            COM              053774105    1,189      60,000   SH          SOLE     NONE     60,000
CASH AMER INTL INC           COM              14754D100    2,717      68,500   SH          SOLE     NONE     68,500
CINCINNATI BELL INC NEW      COM              171871106   35,377   6,455,584   SH          SOLE     NONE  6,455,584
COMPUWARE CORP               COM              205638109    3,261     300,000   SH          SOLE     NONE    300,000
COMVERSE INC                 COM              20585P105    7,133     250,000   SH          SOLE     NONE    250,000
COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402    9,600   2,500,000   SH          SOLE     NONE  2,500,000
CREXUS INVT CORP             COM              226553105    4,792       3,912   SH  CALL    SOLE     NONE      3,912
DIGITAL GENERATION INC       COM              25400B108    3,846     352,500   SH          SOLE     NONE    352,500
FERRO CORP                   COM              315405100   17,765   4,250,000   SH          SOLE     NONE  4,250,000
GRAPHIC PACKAGING HLDG CO    COM              388689101   24,368   3,772,079   SH          SOLE     NONE  3,772,079
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   17,897   1,100,000   SH          SOLE     NONE  1,100,000
HOVNANIAN K ENTERPRISES INC  CL A             442487203    3,500     500,000   SH          SOLE     NONE    500,000
ISHARES SILVER TRUST         ISHARES          46428Q109   10,280     350,000   SH          SOLE     NONE    350,000
ISHARES SILVER TRUST         ISHARES          46428Q109   44,055      15,000   SH  CALL    SOLE     NONE     15,000
KINROSS GOLD CORP            COM NO PAR       496902404    9,720   1,000,000   SH          SOLE     NONE  1,000,000
LSB INDS INC                 COM              502160104   10,626     300,000   SH          SOLE     NONE    300,000
MBIA INC                     COM              55262C100    7,850   1,000,000   SH          SOLE     NONE  1,000,000
MBIA INC                     COM              55262C100    7,850      10,000   SH  CALL    SOLE     NONE     10,000
MOSAIC CO NEW                COM              61945C103   19,821     350,000   SH          SOLE     NONE    350,000
MSCI INC                     COM              55354G100    9,297     300,000   SH          SOLE     NONE    300,000
MURPHY OIL CORP              COM              626717102   13,101     220,000   SH          SOLE     NONE    220,000
PETROBRAS ARGENTINA S A      SPONS ADR        71646J109    7,121   1,499,252   SH          SOLE     NONE  1,499,252
REDWOOD TR INC               COM              758075402    8,107     480,000   SH          SOLE     NONE    480,000
RITE AID CORP                COM              767754104   20,400  15,000,000   SH          SOLE     NONE 15,000,000
SANOFI                       RIGHT 12/31/2020 80105N113    7,087   4,168,648   SH          SOLE     NONE  4,168,648
SINCLAIR BROADCAST GROUP INC CL A             829226109    6,320     500,800   SH          SOLE     NONE    500,800
SPDR GOLD TRUST              GOLD SHS         78463V107   45,366     280,000   SH          SOLE     NONE    280,000
SPDR GOLD TRUST              GOLD SHS         78463V107  129,616       8,000   SH  CALL    SOLE     NONE      8,000
SPDR GOLD TRUST              GOLD SHS         78463V107  162,020      10,000   SH  CALL    SOLE     NONE     10,000
TALISMAN ENERGY INC          COM              87425E103   11,330   1,000,000   SH          SOLE     NONE  1,000,000
TELECOM ARGENTINA S A        SPON ADR REP B   879273209    4,123     362,299   SH          SOLE     NONE    362,299
THQ INC                      NOTE 5.000% 8/1  872443AB2      600   5,000,000   PRN         SOLE     NONE  5,000,000
TIMKEN CO                    COM              887389104    9,566     200,000   SH          SOLE     NONE    200,000
TOWERSTREAM CORP             COM              892000100    4,819   1,482,700   SH          SOLE     NONE  1,482,700
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100    8,730     600,000   SH          SOLE     NONE    600,000
ZYNGA INC                    CL A             98986T108   16,048   6,800,000   SH          SOLE     NONE  6,800,000